Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We adopted a Compensation Recovery Policy in October 2023, which applies to certain incentive compensation received by an executive officer on or after October 2, 2023 and which complies with the applicable requirements for compensation recovery (or “clawback”) policies adopted by the SEC and The Nasdaq Stock Market. Pursuant to the policy, if the Company is required to prepare an accounting restatement of its financial statements due to the Company’s material noncompliance with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, the Compensation Committee will cause the Company to recover reasonably promptly, subject to certain exceptions, any erroneously awarded incentive compensation received by any covered executive officer during the three completed fiscal years immediately preceding the date on which the Company is required to prepare such an accounting restatement. Covered executive officers include both current and former executive officers.